United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2013

Date of Reporting Period: Quarter ended 12/31/2012

Item 1. Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount			Value
		Mortgage-Backed Securities—77.7%
		Federal Home Loan Mortgage Corporation—22.2%
$11,375,906		3.500%, 11/1/2025 - 7/1/2042	$12,130,517
949,773		4.000%, 8/1/2025	1,005,980
16,387,912		4.500%, 6/1/2019 - 9/1/2040	17,532,949
11,463,497		5.000%, 7/1/2019 - 10/1/2039	12,404,153
8,572,435		5.500%, 10/1/2021 - 10/1/2039	9,254,431
5,755,430		6.000%, 4/1/2036 - 7/1/2037	6,304,286
289,997		7.500%, 1/1/2027 - 2/1/2031	338,042
		TOTAL	58,970,358
		Federal National Mortgage Association—47.6%
2,969,754		2.500%, 8/1/2027	3,106,801
16,092,617	[1]	3.000%, 6/1/2027 - 1/1/2043	16,943,016
19,055,116	[1]	3.500%, 12/1/2026 - 1/1/2043	20,313,794
34,690,001		4.000%, 12/1/2031 - 11/1/2042	37,514,194
24,303,514		4.500%, 12/1/2019 - 1/1/2042	26,435,307
3,849,595		5.000%, 7/1/2019 - 2/1/2038	4,166,590
9,901,963		5.500%, 9/1/2034 - 4/1/2036	10,787,551
5,319,300		6.000%, 11/1/2034 - 10/1/2037	5,858,113
715,216		6.500%, 2/1/2014 - 8/1/2034	809,415
229,237		7.000%, 6/1/2016 - 2/1/2030	249,204
3,297		7.500%, 4/1/2015	3,457
8,691		8.000%, 12/1/2026	10,257
		TOTAL	126,197,699
		Government National Mortgage Association—7.9%
1,000,000	[1]	3.000%, 2/1/2043	1,062,443
12,231,572		3.500%, 10/15/2042 - 2/1/2043	13,286,744
2,478,350		4.500%, 10/15/2039	2,727,831
3,132,794		5.000%, 6/20/2039 - 9/20/2039	3,434,563
109,842		7.000%, 9/15/2028 - 11/15/2031	127,468
207,977		8.000%, 10/15/2030 - 11/15/2030	246,923
		TOTAL	20,885,972
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $198,397,920)	206,054,029
		Collateralized Mortgage Obligations—7.9%
		Federal National Mortgage Association—0.0%
49,277		6.500%, 4/1/2032, REMIC 321 2	8,589
		Non-Agency Mortgage—7.9%
1,667,539		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	1,697,272
1,615,089		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	1,565,346
602,353		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	530,453
3,169,972	[2,3]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	3,272,521
639,640		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	633,745
1,307,490		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	1,246,696
7	[2,4]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 7.376%, 5/28/2018	5
35,464	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 6.000%, 7/26/2024	27,162
158,276	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	3,925
207,252		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	209,269
1

Principal Amount			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$845,144		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	$860,192
1,601,475		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,644,594
1,821,209		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,874,055
2,924,066		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	2,956,275
1,350,000	[2]	Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	1,352,363
1,821,035		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	1,704,209
1,316,169		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	1,341,736
		TOTAL	20,919,818
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $20,953,450)	20,928,407
		Commercial Mortgage-Backed Securities—12.4%
		Commercial Mortgage—12.4%
3,420,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A2, 2.256%, 12/10/2044	3,576,285
2,650,000	[2,3]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	2,861,234
2,172,077	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,338,753
2,850,585	[2,3]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,120,606
2,368,221	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,521,550
2,416,963	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,527,762
2,400,000	[2,3]	JP Morgan Chase Commercial Mortgage Securities, Class A2, 3.341%, 7/15/2046	2,580,749
4,000,000		Morgan Stanley Capital I 2012-C4, Class A2, 2.111%, 3/15/2045	4,161,136
3,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	3,972,078
1,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	1,606,199
3,500,000	[2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.409%, 6/15/2045	3,596,394
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $31,364,771)	32,862,746
		Repurchase Agreements—10.4%
7,038,000	[5,6]	Interest in $250,000,000 joint repurchase agreement 0.16%, dated 12/20/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,036,667 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $255,028,640.	7,038,000
10,007,000	[5]	Interest in $4,850,000,000 joint repurchase agreement 0.21%, dated 12/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,850,056,583 on 1/2/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,979,088,862.	10,007,000
10,616,000	[5,6]	Interest in $500,000,000 joint repurchase agreement 0.18%, dated 12/12/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,082,500 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $513,182,482.	10,616,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	27,661,000
		TOTAL INVESTMENTS—108.4% (IDENTIFIED COST $278,377,141)[7]	287,506,182
		OTHER ASSETS AND LIABILITIES - NET—(8.4)%[8]	(22,331,385)
		TOTAL NET ASSETS—100%	$265,174,797
At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
9U.S. Treasury Bond 30-Year Short Futures	20	$2,950,000	March 2013	$(23,170)
9U.S. Treasury Note 10-Year Short Futures	20	$2,655,625	March 2013	$5,424
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(17,746)
The average notional value of short futures contracts held by the Fund throughout the period was $9,120,137. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
2

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $25,809,223, which represented 9.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2012, these liquid restricted securities amounted to $24,425,768, which represented 9.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 7.376%, 5/28/2018	8/15/2001	$10	$5
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 6.000%, 7/26/2024	1/29/2002	$28,194	$27,162
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$4,409	$3,925
Springleaf Mortgage Loan Trust 2012-3A, Class M1, 2.660%, 12/25/2059	10/18/2012	$1,349,444	$1,352,363
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2012, the cost of investments for federal tax purposes was $278,377,141. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $9,129,041. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,687,894 and net unrealized depreciation from investments for those securities having an excess of cost over value of $558,853.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$206,054,029	$—	$206,054,029
Collateralized Mortgage Obligations	—	20,897,315	31,092	20,928,407
Commercial Mortgage-Backed Securities	—	32,862,746	—	32,862,746
Repurchase Agreements	—	27,661,000	—	27,661,000
TOTAL SECURITIES	$—	$287,475,090	$31,092	$287,506,182
OTHER FINANCIAL INSTRUMENTS*	$(17,746)	$—	$—	$(17,746)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
IO	—Interest Only
REMIC	—Real Estate Mortgage Investment Conduit
4
Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount or Shares			Value
		Adjustable Rate Mortgages—0.5%
		Federal National Mortgage Association—0.5%
$2,782,310		FNMA ARM 544848, 2.741%, 4/01/2030	$2,852,179
2,737,482		FNMA ARM 544872, 3.042%, 7/01/2034	2,920,499
547,355		FNMA ARM 556379, 1.566%, 5/01/2040	557,457
2,983,818		FNMA ARM 618128, 2.288%, 8/01/2033	3,113,161
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $9,175,790)	9,443,296
		Asset-Backed Securities—45.5%
		Auto Receivables—20.2%
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.959%, 1/15/2015	10,009,392
5,000,000	[1,2]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,064,030
3,510,000	[1,2]	Ally Master Owner Trust 2012-3, Class D, 2.559%, 6/15/2017	3,515,898
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,566,859
3,651,758		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	3,676,995
4,750,000		Americredit Automobile Receivables Trust 2010-3, Class B, 2.04%, 9/8/2015	4,849,076
6,393,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	6,573,703
104,387		Americredit Automobile Receivables Trust 2011-2, Class A2, 0.90%, 9/8/2014	104,507
6,500,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	6,739,629
10,000,000		Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,815,492
3,000,000		Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	3,087,898
7,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,265,990
2,000,000		Americredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	2,011,205
6,000,000		Americredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,000,806
12,200,000	[1,2]	BMW Floorplan Master Owner Trust 2012-1, Class A, 0.609%, 9/15/2017	12,246,064
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,254,314
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.763%, 5/7/2024	3,602,689
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.063%, 5/7/2024	2,501,855
3,984,048		Chrysler Financial Auto Securitization Trust 2010-A, Class B, 1.65%, 11/8/2013	3,986,937
5,000,000		Chrysler Financial Auto Securitization Trust 2010-A, Class C, 2.00%, 1/8/2014	5,005,512
14,000,000	[1,2]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	14,078,750
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2012-B, Class C, 1.50%, 3/15/2017	6,530,777
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,167,496
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,497,637
15,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	15,171,568
5,000,000	[1,2]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 3.18%, 2/15/2016	5,057,222
2,249,791		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	2,252,514
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,558,752
6,000,000	[1,2]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	6,345,941
8,400,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,602,787
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,802,785
7,000,000		Huntington Auto Trust 2012-2, Class R, 2.47%, 5/15/2019	7,005,842
5,354,831	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A3, 1.02%, 8/15/2014	5,371,565
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,096,001
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,124,684
12,658,380	[1,2]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.209%, 9/20/2016	12,684,963
3,480,000	[1,2]	MMCA Automobile Trust 2010-A, Class B, 3.96%, 10/15/2015	3,563,256
4,000,000	[1,2]	MMCA Automobile Trust 2012-A, Class A3, 1.08%, 9/15/2015	4,013,614

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Auto Receivables—continued
$4,000,000	[1,2]	Mercedes-Benz Auto Lease Trust 2011-A, Class A4, 1.45%, 10/17/2016	$4,042,460
81,621		Mercedes-Benz Auto Receivables 2009-1, Class A3, 1.67%, 1/15/2014	81,785
5,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	4,999,069
7,000,000	[1,2]	Mercedes-Benz Master Owner Trust 2012-BA, Class A, 0.482%, 11/15/2016	7,005,121
5,000,000	[1,2]	Motor 2012 PLC, Class A1C, 1.286%, 2/25/2020	5,018,250
3,550,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class B, 1.56%, 1/18/2019	3,579,979
2,500,000	[1,2]	Navistar Financial 2012-A Owner Trust, Class C, 2.55%, 1/18/2019	2,513,544
5,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class A, 1.360%, 10/25/2016	5,025,609
3,210,000	[1,2]	Navistar Financial Dealer Note Master Trust 2011-1, Class B, 1.960%, 10/25/2016	3,244,796
3,000,000		Nissan Auto Lease Trust 2011-A, Class A4, 1.24%, 4/17/2017	3,022,575
10,000,000		Nissan Auto Lease Trust 2011-B, Class A4, 1.10%, 1/16/2017	10,080,250
12,750,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.359%, 1/15/2015	12,761,471
2,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2011-1 A, Class A4, 1.57%, 11/20/2017	2,824,486
18,360,000	[1,2]	Porsche Innovative Lease Owner Trust 2012-1 A4, Class A4, 0.67%, 11/21/2018	18,372,751
5,000,000	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.459%, 3/14/2018	5,025,800
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 0.909%, 8/14/2018	4,008,880
1,176,127	[1,2]	SMART Series 2011-2US Trust, Class A2B, 0.959%, 11/14/2013	1,176,603
6,500,000	[1,2]	SMART Series 2012-1US Trust, Class A3B, 1.109%, 5/14/2016	6,532,500
12,840,000		Santander Drive Auto Receivables Trust 2012-3, Class B, 1.94%, 12/15/2016	13,021,187
4,000,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,014,985
5,000,000		USAA Auto Owner Trust 2012-1, Class B, 1.02%, 12/17/2018	5,006,756
13,000,000	[1,2]	Volkswagen Credit Auto Master Trust 2011-1A, Note, 0.891%, 9/20/2016	13,094,917
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	6,076,950
6,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	6,111,450
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,516,888
		TOTAL	388,964,067
		Credit Card—10.7%
10,000,000	[1,2]	ARRAN Cards Funding PLC 2012-1A, Class A1, 0.909%, 7/15/2015	10,001,600
11,200,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 1.009%, 5/15/2020	11,257,792
3,550,000	[1,2]	American Express Credit Account Master Trust, 2012-2, Class C, 1.29%, 3/15/2018	3,570,147
5,000,000		Bank of America Credit Card Trust 2006-C5, Class C5, 0.609%, 1/15/2016	4,985,092
15,000,000		Bank of America Credit Card Trust 2008-C5, Class C5, 4.959%, 3/15/2016	15,429,222
13,775,000		Bank One Issuance Trust 2003-C3, Class C3, 4.77%, 2/16/2016	14,014,353
10,000,000		Citibank Credit Card Issuance Trust 2006-C1, Class C1, 0.611%, 2/20/2015	10,004,689
10,000,000	[1,2]	Citibank Omni Master Trust 2009-A17, Class A17, 4.90%, 11/15/2018	10,779,994
14,000,000		Discover Card Master Trust 2011-A1, Class A1, 0.559%, 8/15/2016	14,049,133
15,000,000		Discover Card Master Trust I 2012 - B3, Class B3, 0.659%, 5/15/2018	15,017,168
8,000,000	[1,2]	Golden Credit Card Trust 2012-3A, Class A, 0.659%, 7/17/2017	8,037,080
13,000,000	[1,2]	Golden Credit Card Trust 2012-5A, Class A, 0.79%, 9/15/2017	13,016,705
10,000,000	[1,2]	Gracechurch Card PLC 2012-1A, Class A1, 0.909%, 2/15/2017	10,096,520
5,000,000		MBNA Credit Card Master Note Trust 2004-C2, Class C2, 1.109%, 11/15/2016	5,026,992
10,000,000		MBNA Credit Card Master Note Trust 2006-C1, Class C1, 0.629%, 7/15/2015	10,006,481
20,000,000	[1,2]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	20,045,500
5,500,000	[1,2]	Master Credit Card Trust 2012-2A, Class C, 1.97%, 4/21/2017	5,508,993
10,170,000	[1,2]	Penarth Master Issuer PLC, 2011-1, Class A1, 0.859%, 5/18/2015	10,193,106
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.009%, 6/17/2019	8,052,160
8,000,000	[1,2]	Turquoise Card Backed Securities PLC, 2011-1, Class A, 0.959%, 9/15/2016	8,048,320
		TOTAL	207,141,047

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Equipment Lease—5.7%
$7,820,453	[1,2]	CLI Funding LLC. 2006-1A A, Class A, 0.389%, 8/18/2021	$7,662,210
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 9/15/2016	3,071,554
8,000,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	8,095,628
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,307,434
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,631,560
15,000,000		GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.781%, 2/20/2017	15,098,409
9,000,000		GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.701%, 6/20/2017	9,038,257
1,054,632	[1,2]	GE Equipment Midticket LLC (Series 2010-1), Class A3, 0.94%, 7/14/2014	1,058,582
11,035,832	[1,2]	GE Equipment Small Ticket LLC (Series 2011-1), Class A3, 1.45%, 1/21/2018	11,109,421
3,150,000		GE Equipment Transportation LLC, (Series 2012-1), Class B, 1.16%, 9/22/2020	3,156,252
5,500,000		GE Equipment Transportation LLC, (Series 2012-2), Class A4, 0.81%, 9/24/2020	5,510,557
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,522,683
4,778,000	[1,2]	Great America Leasing Receivables 2011-1, Class B, 2.88%, 5/15/2016	4,896,623
2,000,000	[1,2]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,031,787
4,000,000	[1,2]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.00%, 9/15/2015	4,023,768
7,000,000	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	7,117,512
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 2.46%, 10/22/2018	3,255,726
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 3.45%, 10/22/2018	2,335,968
9,416,667	[1,2]	Triton Container Finance LLC, Class A, 4.21%, 5/14/2027	9,800,956
1,008,510	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	1,009,536
		TOTAL	110,734,423
		Home Equity Loan—0.8%
1,134,831		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.570%, 7/25/2035	1,075,210
8,024,543		Carrington Mortgage Loan Trust, 2006 OPT1, Class A3, 0.390%, 2/25/2036	7,528,185
382,442		Carrington Mortgage Loan Trust, 2006 RFC1, Class A2, 0.310%, 5/25/2036	381,635
438,358		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	440,686
164,559		Citifinancial Mortgage Securities, Inc. (Series 2003-4), Class AF4, 4.427%, 10/25/2033	164,422
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 0.950%, 8/25/2034	26,259
644,528		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.230%, 11/25/2034	581,364
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	13,161
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.540%, 2/25/2035	122,112
835,251	[1,2]	Quest Trust 2004 - X1, Class A, 0.540%, 3/25/2034	803,643
2,185,064		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,079,099
130,332		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.810%, 8/25/2033	120,404
348,657		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.330%, 1/25/2037	348,634
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
790,705		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.360%, 5/25/2036	789,327
		TOTAL	14,474,141
		Manufactured Housing—0.0%
184,447		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	191,151
690,417		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	691,754
44,603		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	44,631
		TOTAL	927,536
		Other—8.1%
9,247,927	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.523%, 6/14/2037	8,421,393
5,976,549	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.473%, 5/10/2032	5,737,487
5,196,546	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.115%, 2/25/2043	5,256,125
4,984,193		Educational Funding Of The South, Inc. 2011-1, Class A1, 0.865%, 10/25/2021	5,005,690
1,707,123	[1,2]	GE Business Loan Trust, (Series 2004-1), Class A, 0.499%, 5/15/2032	1,601,742

Principal Amount or Shares			Value
		Asset-Backed Securities—continued
		Other—continued
$2,500,000		GE Dealer Floorplan Master Note Trust 2012-4, Class A, 0.651%, 10/20/2017	$2,505,566
5,832,000		GE Dealer Floorplan Master Note Trust 2012-4, Class B, 0.911%, 10/20/2017	5,837,389
1,976,612		Louisiana Public Facilities Authority 2011-A, Class A1, 0.815%, 4/26/2021	1,976,671
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.301%, 10/25/2025	7,103,320
10,000,000		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.715%, 10/25/2028	9,999,000
4,577,668		North Carolina Education Assistance Authority, Class A1, 0.901%, 1/25/2021	4,583,939
14,000,000	[1,2]	PFS Financing Corp. 2012-AA, Class A, 1.409%, 2/15/2016	14,105,504
4,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class A, 0.909%, 10/17/2016	4,003,199
3,000,000	[1,2]	PFS Financing Corp. 2012-BA, Class B, 1.709%, 10/17/2016	3,002,851
1,762,714	[1,2]	SLM Student Loan Trust 2010-C, Class A1, 1.859%, 12/15/2017	1,769,791
11,850,480		SLM Student Loan Trust 2011-1, Class A1, 0.730%, 3/25/2026	11,937,581
7,425,104		SLM Student Loan Trust 2011-2, Class A1, 0.810%, 11/25/2027	7,471,800
5,703,001	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.209%, 10/15/2024	5,731,186
5,676,081	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.609%, 8/15/2025	5,755,004
12,739,497	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.309%, 8/15/2023	12,851,707
10,586,645	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 0.959%, 10/16/2023	10,630,203
1,364,778	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,421,254
4,781,909	[1,2]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	4,902,016
1,951,229	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,997,578
3,812,703	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	3,859,095
4,609,521	[1,2]	Sierra Receivables Funding Co. LLC, 2012 3A, Class A, 1.87%, 8/20/2029	4,622,171
3,615,560		South Texas Higher Education Authority, 2012-1, Class A1, 0.860%, 10/1/2020	3,584,032
		TOTAL	155,673,294
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $873,257,947)	877,914,508
		Corporate Bonds—20.0%
		Basic Industry - Chemicals—0.2%
2,500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, (Series 144A), 4.00%, 12/7/2015	2,630,597
1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,571,351
		TOTAL	4,201,948
		Basic Industry - Metals & Mining—0.6%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,118,467
3,000,000		ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	3,339,927
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,291,284
		TOTAL	10,749,678
		Capital Goods - Diversified Manufacturing—0.4%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,534,325
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, (Series 144A), 3.50%, 1/13/2017	1,382,284
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,660,572
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,041,685
		TOTAL	8,618,866
		Communications - Media & Cable—0.4%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,708,314
5,000,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	5,299,735
		TOTAL	7,008,049
		Communications - Media Noncable—0.1%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,012,380
		Communications - Telecom Wireless—0.2%
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,837,537

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Telecom Wireless—continued
$1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	$1,641,616
		TOTAL	3,479,153
		Communications - Telecom Wirelines—1.0%
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 0.80%, 12/1/2015	3,001,809
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,985,051
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,077,148
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,116,336
1,000,000		Telecom Italia Capital SA, Company Guarantee, 5.25%, 11/15/2013	1,030,000
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,509,000
3,000,000		Verizon Communications, Inc., Floating Rate Note - Sr. Note, Series FRN, 0.92%, 3/28/2014	3,018,678
		TOTAL	19,738,022
		Consumer Cyclical - Automotive—1.1%
6,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, (Series 144A), 0.92%, 3/28/2014	6,014,502
4,700,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note - Sr. Note, (Series 144A), 1.510%, 9/13/2013	4,727,133
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, (Series 144A), 3.25%, 1/30/2013	3,005,043
8,000,000	[1,2]	Volkswagen International Finance NV, Floating Rate Note - Sr. Note, (Series 144A), 1.06%, 3/21/2014	8,045,056
		TOTAL	21,791,734
		Consumer Cyclical - Entertainment—0.9%
2,400,000		NBC Universal, Inc., Sr. Unsecd. Note, 2.10%, 4/1/2014	2,444,678
4,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2015	4,345,512
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,043,640
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 0.45%, 12/1/2015	4,978,530
		TOTAL	16,812,360
		Consumer Non-Cyclical - Food/Beverage—1.3%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, (Series 144A), 7.45%, 4/1/2014	1,618,813
5,000,000		General Mills, Inc., Floating Rate Note - Sr. Note, 0.66%, 5/16/2014	5,012,365
2,000,000		Kellogg Co., 1.125%, 5/15/2015	2,020,432
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,516,692
3,000,000	[1,2]	Kraft Foods Group, Inc., Sr. Unsecd. Note, (Series 144A), 1.625%, 6/4/2015	3,055,119
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.875%, 10/25/2013	2,009,566
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,557,326
2,000,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, (Series 144A), 2.95%, 1/15/2017	2,104,814
4,650,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, (Series 144A), 1.85%, 1/15/2015	4,743,628
		TOTAL	24,638,755
		Consumer Non-Cyclical - Health Care—0.1%
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,504,587
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,565,366
		Consumer Non-Cyclical - Products—0.1%
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,091,263
		Consumer Non-Cyclical - Supermarkets—0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,519,266
		Credit Card—0.9%
10,400,000		BA Credit Card Trust, (Series B4), 5.45%, 9/18/2013	17,289,825
		Energy - Integrated—1.0%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,336,375
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, (Series 144A), 3.125%, 4/28/2016	3,127,578
400,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	418,222
1,000,000	[1,2]	Enel Finance International SA, Company Guarantee, (Series 144A), 3.875%, 10/7/2014	1,030,050

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$6,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	$6,779,058
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,123,438
		TOTAL	19,814,721
		Energy - Oil Field Services—0.3%
4,000,000	[1,2]	Schlumberger Investment SA, Floating Rate Note - Sr. Note, (Series 144A), 0.861%, 9/12/2014	4,027,536
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	1,995,652
		TOTAL	6,023,188
		Financial Institution - Banking—4.2%
6,500,000		Associated Banc-Corp., Sr. Unsecd. Note, 1.875%, 3/12/2014	6,502,743
9,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	9,597,870
5,000,000		Bank of America Corp., Sr. Unsecd. Note, (Series MTNK), 0.638%, 9/15/2014	4,955,800
7,500,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	8,153,693
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,010,372
1,964,000		Citigroup, Inc., Floating Rate Note - Sr. Note, 1.290%, 4/1/2014	1,966,787
5,000,000		Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, 1.312%, 2/7/2014	5,015,970
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,808,294
6,200,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	6,380,377
4,000,000		JP Morgan Chase & Co., Floating Rate Note - Sr. Note, (Series MTN), 1.058%, 5/2/2014	4,028,764
4,000,000		Morgan Stanley, Floating Rate Note - Sr. Note, (Series FRN), 1.916%, 1/24/2014	4,026,848
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,220,842
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,600,422
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,163,002
6,000,000		US Bancorp, Sr. Note, (Series MTN), 2.125%, 2/15/2013	6,012,468
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, (Series FRN), 1.23%, 6/26/2015	5,050,325
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	5,012,320
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, (Series 144A), 2.625%, 1/28/2013	3,505,488
		TOTAL	82,012,385
		Financial Institution - Brokerage—0.3%
5,000,000		BlackRock, Inc., Floating Rate Note - Sr. Note, 0.612%, 5/24/2013	5,006,005
		Financial Institution - Finance Noncaptive—0.8%
2,000,000		American Express Credit Corp., (Series C), 7.30%, 8/20/2013	2,086,242
2,250,000		American Express Credit Corp., (Series MTN), 5.875%, 5/2/2013	2,290,824
4,000,000		General Electric Capital Corp., Floating Rate Note - Sr. Note, (Series MTN), 1.016%, 4/24/2014	4,030,420
6,750,000		General Electric Capital Corp., Floating Rate Note - Sr. Note, 1.201%, 1/7/2014	6,802,076
		TOTAL	15,209,562
		Financial Institution - Insurance - Life—1.3%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,524,608
5,200,000		MetLife, Inc., Floating Rate Note - Sr. Note, 1.563%, 8/6/2013	5,237,762
3,000,000	[1,2]	New York Life Global Funding, Floating Rate Note - Sr. Secured Note, (Series 144A), 0.614%, 4/4/2014	3,012,192
10,000,000	[1,2]	New York Life Global Funding, Sr. Unsecd. Note, 1.30%, 1/12/2015	10,135,410
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,018,249
1,500,000		Prudential Financial, Inc., (Series MTN), 5.15%, 1/15/2013	1,501,692
		TOTAL	25,429,913
		Financial Institution - Insurance - P&C—0.1%
3,000,000		Berkshire Hathaway, Inc., Floating Rate Note - Sr. Note, (Series FRN), 1.01%, 8/15/2014	3,032,184
		Financial Institution - REITs—0.4%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, (Series MTN), 5.375%, 4/15/2014	3,317,920
5,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.00%, 11/15/2013	5,218,420
		TOTAL	8,536,340

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—1.3%
$7,850,000		Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.560%, 3/14/2014	$7,873,731
12,000,000		Texas Instruments, Inc., Sr. Unsecd. Note, 1.375%, 5/15/2014	12,163,248
4,250,000		Xerox Corp., Floating Rate Note - Sr. Note, 1.13%, 5/16/2014	4,242,541
		TOTAL	24,279,520
		Transportation - Services—0.6%
6,000,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., (Series 144A), 3.125%, 5/11/2015	6,125,508
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 3.60%, 3/1/2016	2,100,716
3,000,000		Ryder System, Inc., Sr. Unsecd. Note, (Series MTN), 5.85%, 3/1/2014	3,156,876
		TOTAL	11,383,100
		Utility - Electric—1.4%
1,500,000		Consolidated Edison Co., Deb., (Series '02-B), 4.875%, 2/1/2013	1,505,277
1,500,000	[1,2]	Electricite de France SA, (Series 144A), 5.50%, 1/26/2014	1,575,747
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,148,746
3,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 1.125%, 11/1/2013	3,018,078
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.20%, 6/1/2015	2,015,422
3,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.611%, 6/1/2014	3,033,387
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,180,534
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,604,660
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	3,160,842
2,500,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	2,514,620
1,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, (Series G), 0.85%, 8/15/2014	1,004,241
		TOTAL	26,761,554
		Utility - Natural Gas Distributor—0.5%
10,000,000		Sempra Energy, Floating Rate Note - Sr. Note, 1.068%, 3/15/2014	10,055,460
		Utility - Natural Gas Pipelines—0.3%
4,335,000		Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	4,671,040
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,087,736
		TOTAL	6,758,776
		TOTAL CORPORATE BONDS (IDENTIFIED COST $378,631,279)	386,323,960
		MUNICIPAL BOND—0.5%
		Municipal Services—0.5%
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 0.914% Bonds, 11/1/2017 (IDENTIFIED COST $10,000,000)	10,000,300
		Mortgage-Backed Securities—0.1%
		Federal National Mortgage Association—0.1%
85,831		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	92,078
745,642		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	844,920
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $874,410)	936,998
		Collateralized Mortgage Obligations—15.1%
		Commercial Mortgage—2.0%
5,088,805		Bank of America Commercial Mortgage, Inc., 2007-1, Class A3, 5.449%, 1/15/2049	5,131,371
902,713		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	920,468
2,521,062	[1,2]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,657,290
4,251,355		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	4,284,257
2,883,751	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	3,118,729
1,420,933	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,512,930
6,576,308		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	6,611,733
2,698,420	[1,2]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	2,767,717

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Commercial Mortgage—continued
$99,586		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.651%, 6/11/2042	$100,952
5,974,052		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	6,056,320
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.409%, 6/15/2045	5,137,706
		TOTAL	38,299,473
		Federal Home Loan Mortgage Corporation—3.4%
159,575		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.559%, 2/15/2018	160,054
6,607,870		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.609%, 6/15/2034	6,622,778
2,236,878		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.509%, 4/15/2035	2,238,219
3,635,646		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.729%, 12/15/2035	3,662,211
1,777,169		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.669%, 2/15/2034	1,785,274
6,942,751		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.619%, 5/15/2036	6,963,646
2,284,135		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.589%, 5/15/2036	2,290,577
2,023,459		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.694%, 8/15/2035	2,033,030
668,171		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.609%, 7/15/2036	670,089
3,996,533		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.509%, 9/15/2036	3,998,026
4,154,262		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.609%, 7/15/2036	4,161,659
1,374,371		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.609%, 7/15/2036	1,380,847
3,932,971		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.659%, 7/15/2037	3,944,977
10,362,757		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 0.809%, 11/15/2037	10,439,459
5,403,399		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.629%, 11/15/2037	5,427,005
1,609,510		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.959%, 7/15/2036	1,628,622
4,310,231		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	4,524,441
2,630,605		Federal Home Loan Mortgage Corp. REMIC MS 1128 F, 1.119%, 7/15/2037	2,678,783
		TOTAL	64,609,697
		Federal National Mortgage Association—2.0%
911,273		Federal National Mortgage Association REMIC 2002-77 FA, 1.209%, 12/18/2032	926,569
2,866,982		Federal National Mortgage Association REMIC 2006-119 CF, 0.510%, 12/25/2036	2,868,400
2,494,806		Federal National Mortgage Association REMIC 2006-44 FK, 0.640%, 6/25/2036	2,504,262
9,060,814		Federal National Mortgage Association REMIC 2006-61 FQ, 0.610%, 7/25/2036	9,088,363
2,172,003		Federal National Mortgage Association REMIC 2006-79 DF, 0.560%, 8/25/2036	2,176,734
4,690,162		Federal National Mortgage Association REMIC 2006-81 FB, 0.560%, 9/25/2036	4,700,718
3,601,482		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.430%, 2/25/2046	3,565,694
3,188,716		Federal National Mortgage Association REMIC 2007-88 FY, 0.670%, 9/25/2037	3,201,462
2,496,963		Federal National Mortgage Association REMIC 2007-97 FE, 0.660%, 7/25/2037	2,510,780
1,591,213		Federal National Mortgage Association REMIC 2008-69 FB, 1.210%, 6/25/2037	1,626,039
2,037,527		Federal National Mortgage Association REMIC 2009-42 FG, 1.010%, 5/25/2039	2,060,057
710,181		Federal National Mortgage Association REMIC 2009-63 FB, 0.710%, 8/25/2039	713,237
2,884,410		Federal National Mortgage Association REMIC 2009-69 F, 1.060%, 4/25/2037	2,933,815
		TOTAL	38,876,130
		Government Agency—0.5%
7,876,448		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.743%, 3/9/2021	7,968,996
2,348,975		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.663%, 1/8/2020	2,359,803
		TOTAL	10,328,799
		Government National Mortgage Association—1.0%
20,000,000		Government National Mortgage Association REMIC 2012H31 FA, 0.561%, 11/20/2062	20,000,000
		Non-Agency Mortgage—6.2%
15,000,000	[1,2]	Arkle Master Issuer PLC 2012-1, Class 2A1, 2.011%, 5/17/2060	15,424,470
3,680,273	[1,2]	Arran Residential Mortgages Funding (Series 2011-1A), Class A1C, 1.511%, 11/19/2047	3,691,973
40,410		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.872%, 2/25/2033	39,542

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations—continued
		Non-Agency Mortgage—continued
$356,350	[1]	C-BASS ABS LLC (Series 1999-3), Class B1, 6.614%, 2/3/2029	$122,885
516,149		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	514,859
705,146		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.761%, 11/20/2035	14,859
3,522,192	[1,2]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	3,636,134
529,105		Crusade Global Trust 2005-1, Class A1, 0.368%, 6/17/2037	524,442
6,738,182	[1,2]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.725%, 10/18/2054	6,841,708
4,500,000	[1,2]	Fosse Master Issuer PLC 2012-1A, Class 2A2, 1.725%, 10/18/2054	4,599,874
12,100,956	[1,2]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.740%, 10/15/2054	12,207,836
2,000,000	[1,2]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.690%, 10/15/2054	2,021,909
538,788		Impac CMB Trust 2004-7, Class 1A2, 1.130%, 11/25/2034	477,183
702,519		Impac CMB Trust 2004-9, Class 1A2, 1.09%, 1/25/2035	349,039
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.480%, 2/25/2037	496,786
10,000,000	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.711%, 12/22/2054	10,205,320
1,812,338		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.909%, 11/15/2031	1,747,028
8,000,000	[1,2]	Permanent Master Issuer PLC 2011-1A, Class 1A1, 1.740%, 7/15/2042	8,084,922
8,250,000	[1,2]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.490%, 7/15/2042	8,252,598
391,706		Residential Funding Mortgage Securities I 2005-S6, Class A1, 5.00%, 8/25/2035	397,033
1,286,088		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,308,987
1,601,476		Sequoia Mortgage Trust 2011-2, Class A1, 3.90%, 9/25/2041	1,644,594
2,003,330		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,061,460
4,260,228		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	4,307,155
6,989,275		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	6,953,319
12,000,000	[1,2]	Silverstone Master Issuer 2010-1A, Class A1, 1.719%, 1/21/2055	12,114,710
1,500,000	[1,2]	Silverstone Master Issuer 2012-1A, Class 1A, 1.869%, 1/21/2055	1,536,273
5,767,391	[1,2]	Springleaf Mortgage Loan Trust 2012-3A, Class A, 1.570%, 12/25/2059	5,801,392
1,391,693		Washington Mutual 2006-AR1, Class 2A1B, 1.235%, 1/25/2046	962,261
1,916,476		Washington Mutual 2006-AR15, Class 1A, 1.006%, 11/25/2046	1,524,125
1,001,988		Washington Mutual 2006-AR17, Class 1A, 0.986%, 12/25/2046	735,262
202,562		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.792%, 7/25/2034	208,503
		TOTAL	118,808,441
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $293,706,928)	290,922,540
		MUTUAL FUNDS—17.3%[4]
805,936		Emerging Markets Fixed Income Core Fund	28,364,855
3,011,057		Federated Bank Loan Core Fund	30,773,004
732,414		Federated Mortgage Core Portfolio	7,470,620
242,113,169	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14%	242,113,169
631,002		Federated Project and Trade Finance Core Fund	6,171,197
2,909,285		High Yield Bond Portfolio	19,434,022
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $325,645,670)	334,326,867
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $1,891,292,024)[6]	1,909,868,469
		OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	19,175,820
		TOTAL NET ASSETS—100%	$1,929,044,289

At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes 2-Year Short Futures	500	$110,234,375	March 2013	$(55,750)
[8]United States Treasury Notes 5-Year Short Futures	100	$12,441,406	March 2013	$(12,303)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(68,053)
The average notional value of short futures contracts held by the Fund throughout the period was $122,673,047. This is based on the contracts held as of each month-end throughout the three month fiscal period.
At December 31, 2012, the Fund had the following outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts sold:
9/18/2013	6,222,431 Pound Sterling	$10,082,205	$(26,978)
9/18/2013	4,745,921 Pound Sterling	$7,290,684	$(419,709)
UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(446,687)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $369,164 and $54,879, respectively. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and LiabilitiesNet”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2012, these restricted securities amounted to $665,943,391, which represented 34.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2012, these liquid restricted securities amounted to $665,807,345, which represented 34.5% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC (Series 1999-3), Class B1, 6.629%, 2/3/2029	7/9/1999	$291,706	$122,885
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$13,161
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated holdings.
5	7-Day net yield.
6	At December 31, 2012, the cost of investments for federal tax purposes was $1,891,323,648. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) outstanding foreign currency commitments and c) futures contracts was $18,544,821. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,360,534 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,815,713.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$9,443,296	$—	$9,443,296
Asset-Backed Securities	—	851,076,375[2]	26,838,133	877,914,508
Corporate Bonds	—	386,323,960	—	386,323,960
Municipal Bond	—	10,000,300	—	10,000,300
Mortgage-Backed Securities	—	936,998	—	936,998
Collateralized Mortgage Obligations	—	270,799,655	20,122,885	290,922,540
Mutual Funds	328,155,670	6,171,197	—	334,326,867
TOTAL SECURITIES	$328,155,670	$1,534,751,781	$46,961,018	$1,909,868,469
OTHER FINANCIAL INSTRUMENTS[3]	$(68,053)	$(446,687)	$—	$(514,740)
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $7,298,927 of asset-backed securities transferred from Level 3 to Level 2 because observable market data was obtained for securities. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts and foreign exchange contracts.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Securities	Investments in Collateralized Mortgage Obligations
Balance as of October 1, 2012	$18,830,079	$124,089
Realized gain (loss)	2,526,832	1,746
Change in unrealized appreciation (depreciation)	(2,419,851)	13,558
Purchases	15,200,000	19,993,118
(Sales)	—	(9,626)
(Transfers out of Level 3)	(7,298,927)	—
Balance as of December 31, 2012	$26,838,133	$20,122,885
The total change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2012.	$(2,419,851)	$13,558
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
REMIC	—Real Estate Mortgage Investment Conduit
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 22, 2013